Average Annual Total Returns - PGIM Real Estate Income Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Custom Blend Index One Year	Custom Blend Index Five Years	Custom Blend Index Ten Years	Custom Blend Index SinceInception
Total	(13.97%)	4.15%		2.55%	Jun. 03, 2015	(10.63%)	4.55%		2.83%	Jun. 03, 2015	(8.70%)	5.66%		3.91%	Jun. 03, 2015	(9.62%)	3.41%		1.62%	Jun. 03, 2015	(5.15%)	3.39%		1.98%	Jun. 03, 2015	(8.72%)			4.90%	Dec. 28, 2016	(5.62%)	4.40%		3.91%	[1]

[1]	Since Inception return for the Index is measured from the month-end closest to the inception date of the Fund’s Class A, Class C and Class Z shares.